Jun. 23, 2020
Innovator MSCI Emerging Markets Power Buffer ETF - July
Innovator MSCI Emerging Markets Power Buffer ETF™ – July
Rule 497(e)
Registration Nos. 333-146827 and 811-22135
Innovator ETFs Trust
(the “Trust”)
Innovator MSCI Emerging Markets Power Buffer ETF™ – July
(the “Fund”)
Supplement To The Fund’s Prospectus
Dated March 2, 2020
June 23, 2020
As described in detail in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 30, 2020, an outcome period for the Fund will end and the Fund will commence a new outcome period that will begin on July 1, 2020 and end on June 30, 2021. The Fund’s Cap will not be determined until the start of the new outcome period on July 1, 2020. As of June 22, 2020, the expected range for the Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator MSCI Emerging Markets Power Buffer ETF™ – July	EJUL	10.65% – 15.33% (9.76% – 14.44% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference